Financial instruments - Categories of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Current financial assets at amortized cost	$ 3,308,600	$ 4,774,445
Current financial assets at fair value through profit or loss	9,046	11,188
Non-current financial assets at amortized cost	2,579	2,114
Non-current, financial assets at fair value through profit or loss	248,261	32,103
Financial assets at amortized cost	3,311,179	4,776,559
Total, financial assets at fair value through profit or loss	257,307	43,291
Cash and cash equivalent
Financial instruments [Line Items]
Current financial assets at amortized cost	1,041,369	2,655,236
Non-current financial assets at amortized cost	0	0
Financial assets at amortized cost	1,041,369	2,655,236
Trade receivables due from related parties at amortized cost
Financial instruments [Line Items]
Current financial assets at amortized cost	43,253	81,622
Non-current financial assets at amortized cost	0	0
Financial assets at amortized cost	43,253	81,622
Financial assets measured at amortized cost
Financial instruments [Line Items]
Current financial assets at amortized cost	1,316,797	950,167
Non-current financial assets at amortized cost	20	23
Financial assets at amortized cost	1,316,817	950,190
Trade and other receivables
Financial instruments [Line Items]
Current financial assets at amortized cost	907,181	1,087,420
Non-current financial assets at amortized cost	2,559	2,091
Financial assets at amortized cost	909,740	1,089,511
Financial instruments for hedging purposes
Financial instruments [Line Items]
Current financial assets at fair value through profit or loss	8,527	7,014
Non-current, financial assets at fair value through profit or loss	15,993	22,606
Total, financial assets at fair value through profit or loss	24,520	29,620
Derivative financial instruments with effect in profit or loss (no hedge)
Financial instruments [Line Items]
Current financial assets at fair value through profit or loss	519	4,174
Non-current, financial assets at fair value through profit or loss	0	0
Total, financial assets at fair value through profit or loss	519	4,174
Financial assets classified as available for sale at fair value through other comprehensive income
Financial instruments [Line Items]
Current financial assets at fair value through profit or loss	0	0
Non-current, financial assets at fair value through profit or loss	232,268	9,497
Total, financial assets at fair value through profit or loss	232,268	9,497
Total financial assets
Financial instruments [Line Items]
Current, total financial assets	3,317,646	4,785,633
Non-current, total financial assets	250,840	34,217
Total financial assets	$ 3,568,486	$ 4,819,850